Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total revenues	$ 45,343,698	$ 48,190,076
Cost of revenues	30,158,297	31,019,347
Gross profit	15,185,401	17,170,729
Operating expenses
Selling	3,199,538	3,161,070
General and administrative	3,502,639	3,452,610
Research and development	1,459,945	1,460,376
Provision for credit loss	1,131,267
Total operating expenses	9,293,389	8,074,056
Income from operations	5,892,012	9,096,673
Other (income) expense:
Change in fair value in convertible debt	514,862
Interest expense	129,292	128,973
Interest income	(292,670)	(361,532)
Currency exchange (gain) loss	(327,531)	119,193
Other (income) expense, net	(17,289)	114,298
Total other expenses	6,664	932
Income before income tax provision	5,885,348	9,095,741
Income taxes expense	1,175,023	2,064,212
Net income	4,710,325	7,031,529
Net loss attributable to non-controlling interests	(6,265)	(30,478)
Net income attributable to shareholders	4,716,590	7,062,007
Foreign currency translation adjustment –loss	(3,521,564)	(6,319,857)
Comprehensive income	1,188,761	711,672
Comprehensive loss attributable to non-controlling interests	(17,869)	(56,278)
Comprehensive income attributable to shareholders	$ 1,206,630	$ 767,950
Weighted average number of ordinary shares - basic (in Shares)	25,056,143	23,940,000
Weighted average number of ordinary shares - diluted (in Shares)	30,716,582	23,940,000
Basic net income per ordinary share (in Dollars per share)	$ 0.19	$ 0.29
Diluted net income per ordinary share (in Dollars per share)	$ 0.17	$ 0.29
Third party sales
Revenues
Total revenues	$ 45,035,893	$ 48,178,325
Related party sales
Revenues
Total revenues	$ 307,805	$ 11,751